STOCK REPURCHASE PROGRAM	12 Months Ended
Dec. 31, 2012
STOCK REPURCHASE PROGRAM [Abstract]
STOCK REPURCHASE PROGRAM

NOTE 17 - STOCK REPURCHASE PROGRAM

In November 2011, the Company's Board of Directors approved a share repurchase program for up to a total of 500,000 shares of the Company's American Depositary Receipts ("ADSs") through May 2012. Shares may be repurchased in the open market at prevailing market prices and/or in negotiated transactions off the market from time to time as market conditions warrant in accordance with applicable requirements of Rule 10b5-1 and/or Rule 10b-18 under the U.S. Securities Exchange Act of 1934, as amended. During the year ended December 31, 2012, the Company repurchased 98,041 shares of common stock from the secondary market. In connection with the transaction, the Company paid approximately $96,608.